Supplement dated May 1, 2003
                          to the Prospectus and SAI of

                      Valuemark(R) II/III Variable Annuity
                        Valuemark(R) IV Variable Annuity
                    Valuemark(R) Income Plus Variable Annuity
                    USAllianz Charter(TM) II Variable Annuity
                     USAllianz Alterity(R) Variable Annuity
                  USAllianz LifeFund SM Variable Life Insurance
                    USAllianz High Five(TM) Variable Annuity
                      USAllianz Rewards(R) Variable Annuity
                     USAllianz Advantage(R) Variable Annuity
                   USAllianz Opportunity(TM) Variable Annuity
                                Dated May 1, 2003

                                   Issued By

   Allianz Life Insurance Company of North America or Allianz Life Insurance
                              Company of New York
                                       and
  Allianz Life Variable Account A, B, or Allianz Life of NY Variable Account C


This supplement updates information contained in the prospectus and Statement of Additional Information (SAI) and should be attached to the prospectus and SAI and retained for future reference.

As of May 1, 2003 the Van Kampen Capital Preservation Portfolio is not currently available as an Investment Choice under the contracts referenced above.



                                                                    PRO-001-0503